SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 12 - SUBSEQUENT EVENTS

Share Exchange Agreement

On July 16, 2018, the Company completed a Share Exchange Agreement (the “New SEA”) by and among Marathon Global Inc. (“Marathon”), a corporation incorporated under the laws of the Province of Ontario, Canada; Kaneh Bosm Biotechnology Inc. (“KBB”), a corporation incorporated under the laws of the Province of British Colombia and a public reporting company on the Canadian Securities Exchange; and certain other sellers of Marathon capital stock. Pursuant to a prior Securities Exchange Agreement, as amended on May 24, 2018, the Company had transferred one-half of its interest in Marathon to KBB in exchange for five million shares of KBB. Pursuant to the terms of the new SEA, the Company transferred its remaining one-half interest (2.5 million shares) in Marathon to KBB. The Company received an additional five million shares of KBB. Completion of the New SEA by the Company was subject to satisfaction of various conditions precedent all of which have been satisfied. The ten million shares of KBB owned by the Company constitute approximately 7% of the 141,219,108 shares of capital stock of KBB issued and outstanding. The Company does not have the ability to exercise significant influence over KBB.

On September 4, 2018, the Company entered into a Securities Purchase Agreement (the “SPA”) and completed the financing with two institutional investors who had previously purchased $3,350,000 principal amount of senior convertible notes in November 2017 as amended in February 2018. The Company issued, for a $2,000,000 purchase price, $2,233,333 in aggregate principal amount of Senior Convertible Notes (the “Notes”) convertible into 372,223 shares of Common Stock at $6.00 per share and five-year Warrants to purchase an aggregate of 357,334 shares of Common Stock exercisable at $7.50 per share. The Company received net proceeds of $1,845,000 after deduction of offering costs. The Company will repay the principal amount of the Notes in equal monthly installments beginning on November 1, 2018 and repeating on the first business day of each calendar month thereafter until May 1, 2019. No interest shall accrue under the Notes unless and until an Event of Default (as defined) has occurred and is not cured, and will then accrue at 18% per annum.

On September 30, 2018, the Company entered into a Share Purchase Agreement (“SPA”) with Abbydale Management Limited, an unaffiliated third party incorporated in Belize. The Company sold one hundred (100%) percent of the issued share capital of its subsidiary, Amplerissimo Ltd., a limited liability company organized under the laws of Cypress, to the purchaser for a purchase price of €5,000. Amplerissimo had previously transferred one hundred (100%) percent of the capital stock of Sky Pharm SA to the Company including the remaining 2,200 shares for a total of €2,200 on September 29, 2018. The information technology business of Amplerissimo is not a priority of the Company and the Company decided to not pursue such business.

On October 17, 2018, SkyPharm entered into a Further Amendment to Supplemental Deed with Synthesis. The outstanding principal balances under the Facility as of October 17, 2018 will be both US$4,000,000 and €2,000,000. All accrued interest and any other fees outstanding as of October 1, 2018 were forgiven. Interest commenced on October 1, 2018 at six (6%) percent per annum plus one month EURIBOR, when it is positive, and 6% per annum plus USD one month LIBOR. Provided the Facility has not been terminated as of August 31, 2019, SkyPharm shall repay the principal amount in quarterly installments of €125,000 and US$150,000 commencing no later than August 31, 2019. The remaining unpaid principal shall be repaid in full with all other outstanding amounts at final maturity of August 31, 2021. SkyPharm is required to open accounts with Varengold Bank AG no later than November 30, 2018.

On September 22, 2018, the Company entered into two separate Second Amendment and Exchange Agreements with two institutional investors who purchased $3,350,000 in aggregate principal amount of senior convertible notes from the Company in November 2017. Under the Second Amendment the maturity date was extended from January 16, 2019 to February 1, 2019.

Amendment and Exchange of Agreements

On February 20, 2018, Cosmos Holdings, Inc. (the “Company”) entered into two separate Amendment and Exchange Agreements (each, an “Exchange Agreement”), each by and between the Company and an institutional investor that previously purchased a Senior Convertible Note from the Company on November 16, 2017 (each, an “Existing Note”) pursuant to a Securities Purchase Agreement, dated as of November 15, 2017, by and between the Company and such holders of Existing Notes (the “Securities Purchase Agreement”). Pursuant to each Exchange Agreement, the Company issued a new senior convertible note (each, a “New Note”) in the amounts of $2,791,668 and $558,332 to each holder for a total aggregate principal amount of $3,350,000 in exchange for an Existing Note.

Each New Note is identical in all material respects to the Existing Note, except that (i) the New Note shall not be convertible into shares of the Company’s common stock (the “Common Stock”) until April 20, 2018, (ii) all future cash installment payments under such New Note will be made at a redemption price equal to 112% of the applicable installment amount, (iii) the Company’s existing obligation to initially deliver predelivery shares of its common stock to the holder of such New Note is deferred until April 20, 2018 and (iv) at any time on or before June 20, 2018, the Company has the right, at its option, to redeem all, or any part, of the amounts then outstanding under such New Note in cash at redemption price equal to 125% of such amounts then outstanding under such New Note.

Except as set forth in the Exchange Agreements and the New Notes, the Securities Purchase Agreement and each of the other transaction documents that were executed in connection with the Securities Purchase Agreement remain unchanged and in full force and effect.

Third Party Loan Agreement

On March 16, 2018, the Company entered into a loan facility agreement, with a third party, pursuant to which the Company received €1,500,000 ($1,845,072). The loan bears an annual interest rate of 4.7%, is unsecured and matures on March 16, 2019.

Related Party Loan from Director

On March 14, 2018 and March 16, 2018, the Company borrowed €300,000 ($371,383) and €200,000 ($246,010), respectively from Mr. Grigorios Siokas, Chief Executive Officer. These loans have no formal agreements, bear no interest and have no maturity dates. The proceeds will be used by the Company for working capital.

Distribution and Equity Agreement

On March 19, 2018, the Company entered into a Distribution and Equity Acquisition Agreement with Marathon Global Inc. (“Marathon”), a company incorporated in the Province of Ontario, Canada. Marathon was recently formed to be a global supplier of Cannabis, cannabidiol (CBD) and/or any Cannabis Extract products, extracts, ancillaries and derivatives (collectively, the “Products”). The Company was appointed the exclusive distributor of the Products initially throughout Europe and on a non-exclusive basis wherever else lawfully permitted.

The Agreement is to remain in effect indefinitely unless Marathon fails to provide Market Competitive (as defined) product pricing and Marathon has not become profitable within five (5) years of this Agreement. Following a thirty (30) day due diligence period, and subject to satisfactory due diligence of the Company, Marathon shall: (a) grant the Company a 33 1/3% equity interest in Marathon as partial consideration for the Company’s distribution services; and (b) make a cash payment of CAD $2,000,000 to the Company, subject to repayment by the Company in Common Shares of the Company if it fails to meet certain performance milestones. The Company is entitled to receive an additional CAD $2,750,000 upon the Company’s receipt of gross sales of CAD $6,500,000 and an additional CAD $2,750,000 upon receipt of gross sales of CAD $13,000,000. The Company was also given the right to nominate one director to the Marathon Board of Directors. On April 19, 2018, the Company and Marathon amended the Distribution Agreement to provide for Marathon to conduct due diligence on the Company until May 10, 2018. The Company shall continue to provide confidential information even after the initial payment of CAD $2,000,000.

On April 18, 2018, SkyPharm amended the Loan Facility Agreement with Synthesis Peer-To-Peer Income Fund (the “Loan Facility” and the “Lender”). As of December 31, 2017, the outstanding principal balance under the Loan Facility was $3,117,287 (€2,592,986), excluding interest, of which $136,800 has been paid. Until January 1, 2018, advances under the Loan Facility accrued interest at ten percent (10%) per annum from the applicable date of each drawdown and require quarterly interest payments. The interest rate was restated as of January 1, 2018 to four (4%) percent plus quarterly Libor Payments, plus two (2%) percent default interest on unpaid amounts in addition to the interest rate. The Loan Facility permits prepayment and is due upon the earlier of (i) 75 days following demand of the Lender; or (ii) December 31, 2021, as amended. The Loan Facility is secured by a personal guaranty of Grigorios Siokas which is secured by a pledge of 1,000,000 shares of common stock of the Company owned by Mr. Siokas.

On April 18, 2018, SkyPharm S.A. entered into a ten-year Advisory Agreement with Synthesis Management Limited (the “Advisor”). The Advisor was retained to assist SkyPharm to secure corporate finance capital. The Advisor shall be paid €104,000 per year during the ten-year term, all of which have been pre-paid by SkyPharm for future financing services